Authorised and issued share capital - Summary of Authorised and Issued Share Capital (Detail) £ in Millions		12 Months Ended
		Dec. 31, 2019 GBP (£) shares	Dec. 31, 2018 GBP (£) shares	Dec. 31, 2017 GBP (£) shares	Dec. 31, 2016 GBP (£) shares
Disclosure of classes of share capital [line items]
Issued and fully paid capital, Beginning balance	[1]	£ 133.3	£ 133.3
Share cancellations	[1]	(47.7)
Issued and fully paid capital, Ending balance	[1]	£ 132.8	£ 133.3	£ 133.3
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Equity ordinary shares, authorised | shares		1,750,000,000	1,750,000,000	1,750,000,000	1,750,000,000
Nominal value of Authorised shares		£ 175.0	£ 175.0	£ 175.0	£ 175.0
Number of shares issued and fully paid, Beginning balance | shares		1,332,678,227	1,332,511,552	1,331,880,730
Exercise of share options | shares		75,625	166,675	630,822
Share cancellations | shares		(4,586,039)
Number of shares issued and fully paid, Ending balance | shares		1,328,167,813	1,332,678,227	1,332,511,552
Issued and fully paid capital, Beginning balance		£ 133.3	£ 133.3	£ 133.2
Exercise of share options				0.1
Share cancellations		(0.5)
Issued and fully paid capital, Ending balance		£ 132.8	£ 133.3	£ 133.3

[1]	Figures have been restated, as described in the accounting policies.